Risk (Details 2)	12 Months Ended
Dec. 31, 2019 EUR (€) $ / €
(1%)
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.1346
Profit/(loss) in P&L	€ (367,040)
Carrying amount	€ 36,703,983
1%
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.1122
Profit/(loss) in P&L	€ 374,455
Carrying amount	€ 37,445,478
(5%)
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.1796
Profit/(loss) in P&L	€ (1,765,287)
Carrying amount	€ 35,305,736
5%
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.0672
Profit/(loss) in P&L	€ 1,951,106
Carrying amount	€ 39,022,129
(10%)
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.2357
Profit/(loss) in P&L	€ (3,370,093)
Carrying amount	€ 33,700,930
10%
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.0111
Profit/(loss) in P&L	€ 4,119,003
Carrying amount	€ 41,190,026